Shareholders' Deficit	12 Months Ended
Nov. 30, 2012
Shareholders' Deficit
Note 9.	Shareholders’ Deficit

a.	Preference Stock

As of November 30, 2012 and 2011, 15.0 million shares of preferred stock were authorized and none were issued or outstanding.

b.	Common Stock

As of November 30, 2012, the Company had 150.0 million authorized shares of common stock, par value $0.10 per share, of which 60.5 million shares (includes redeemable common stock and unvested restricted shares) were issued and outstanding, and 33.3 million shares were reserved for future issuance for the exercise of stock options (seven and ten year contractual life) and restricted stock (no maximum contractual life), payment of awards under stock-based compensation plans, and conversion of the Company’s Notes. See Note 8 for information about the Company’s redeemable common stock.

c.	Stock-based Compensation

Total stock-based compensation expense by type of award was as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Stock appreciation rights (“SARS”)	$2.7	$0.4	$(0.9)
Stock options	0.8	0.9	0.2
Restricted stock, service-based	2.2	1.7	1.0
Restricted stock, performance-based	0.8	0.7	0.1

Total stock-based compensation expense	$6.5	$3.7	$0.4

Stock Appreciation Rights: As of November 30, 2012, a total of 1,528,823 SARS were outstanding under the 1999 Equity and Performance Incentive Plan (“1999 Plan”) and 2009 Equity and Performance Incentive Plan (“2009 Plan”). SARS granted to employees generally vest in one-third increments at one year, two years, and three years from the date of grant and have a ten year contractual life under the 1999 Plan and a seven year contractual life under the 2009 Plan. SARS granted to directors of the Company typically vest over a one year service period (half after six months and half after one year) and have a ten year contractual life under the 1999 Plan and a seven year contractual life under the 2009 Plan. These awards are similar to the Company’s employee stock options, but are settled in cash rather than in shares of common stock, and are classified as liability awards. Compensation cost for these awards is determined using a fair-value method and remeasured at each reporting date until the date of settlement. Stock-based compensation expense recognized is based on SARS ultimately expected to vest, and therefore it has been reduced for estimated forfeitures.

A summary of the status of the Company’s SARS as of November 30, 2012 and changes during fiscal 2012 is presented below:

	SARS (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (In millions)
Outstanding at November 30, 2011	1,438	$10.75
Granted	99	6.82
Cancelled	(8)	14.88

Outstanding at November 30, 2012	1,529	$10.47	4.4	$2.9

Exercisable at November 30, 2012	1,402	$10.90	4.3	$2.4

Expected to vest at November 30, 2012	122	$5.70	5.9	$0.4

The weighted average grant date fair value for SARS granted in fiscal 2012, 2011, and 2010 was $5.76, $3.50, and $3.15, respectively. No SARS were exercised in fiscal 2012, 2011 or 2010. As of November 30, 2012, there was $0.5 million of total stock-based compensation related to nonvested SARS. That cost is expected to be recognized over an estimated weighted-average amortization period of 15 months.

Restricted Stock, service-based: As of November 30, 2012, a total of 637,690 shares of service-based restricted stock were outstanding which vest based on years of service under the 1999 Plan and 2009 Plan. Restricted shares are granted to key employees and directors of the Company. The fair value of the restricted stock awards was based on the closing market price of the Company’s common stock on the date of award and is being amortized on a straight line basis over the service period. Stock-based compensation expense recognized is based on service-based restricted stock ultimately expected to vest, and therefore it has been reduced for estimated forfeitures.

The following is summary of the status of the Company’s service-based restricted stock as of November 30, 2012 and changes during fiscal 2012:

	Service Based Restricted Stock (In thousands)	Weighted Average Grant Date Fair Value
Outstanding at November 30, 2011	473	$5.80
Granted	384	7.05
Vested	(213)	6.69
Canceled	(6)	5.11

Outstanding at November 30, 2012	638	$6.41

Expected to vest at November 30, 2012	631	$6.41

As of November 30, 2012, there was $2.1 million of total stock-based compensation related to nonvested service-based restricted stock. That cost is expected to be recognized over an estimated weighted-average amortization period of 24 months. The intrinsic value of the service-based restricted stock outstanding and expected to vest at November 30, 2012 was $5.9 million and $5.8 million, respectively. The weighted average grant date fair values for service-based restricted stock granted in fiscal 2011 and 2010 was $5.91 and $5.89, respectively.

Restricted Stock, performance-based: As of November 30, 2012, a total of 630,022 shares of performance-based restricted shares were outstanding under the 1999 Plan and 2009 Plan. The performance-based restricted stock vests if the Company meets various operations and earnings targets set by the Organization & Compensation Committee of the Board. The fair value of the performance-based restricted stock awards was based on the closing market price of the Company’s common stock on the date of award and is being amortized over the estimated service period to achieve the operations and earnings targets. If certain operations and earnings targets are exceeded, additional restricted stock may be required to be granted to individuals up to a maximum additional grant of 25% of the initial grant. Stock-based compensation expense recognized for all years presented is based on performance-based restricted stock ultimately expected to vest, and therefore it has been reduced for estimated forfeitures.

The following is a summary of the status of the Company’s performance-based restricted stock as of November 30, 2012 and changes during fiscal 2012:

	Performance Based Restricted Stock (In thousands)	Weighted Average Grant Date Fair Value
Outstanding at November 30, 2011	428	$5.37
Granted	333	6.87
Vested	(126)	6.00
Cancelled	(5)	4.91

Outstanding at November 30, 2012	630	$6.33

Expected to vest at November 30, 2012	502	$6.42

As of November 30, 2012, there was $1.6 million of total stock-based compensation related to nonvested performance-based restricted stock. That cost is expected to be recognized over an estimated weighted-average amortization period of 18 months. The intrinsic value of the performance-based restricted stock outstanding and expected to vest at November 30, 2012 was $5.8 million and $4.5 million, respectively. The weighted average grant date fair values for performance-based restricted stock granted in fiscal 2011 and 2010 was $6.01 and $4.91, respectively.

Stock Options: As of November 30, 2012, a total of 849,366 stock options were outstanding under the 1999 Plan and 2009 Plan. The 2009 stock option grants are primarily performance-based and vest if the Company meets various operations and earnings targets set by the Organization & Compensation Committee of the Board. The fair value is being amortized over the estimated service period to achieve the operations and earnings targets. If certain operations and earnings targets are exceeded, additional stock options may be required to be granted to individuals up to a maximum additional grant of 25% of the initial grant.

A summary of the status of the Company’s stock options as of November 30, 2012 and changes during fiscal 2012 is presented below:

	Stock Options (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value (In millions)
Outstanding at November 30, 2011	1,234	$7.17
Granted	9	6.00
Exercised	(184)	7.30
Cancelled	(210)	12.22

Outstanding at November 30, 2012	849	$5.87	4.6	$2.9

Exercisable at November 30, 2012	360	$6.67	4.0	$1.0

Expected to vest at November 30, 2012	446	$5.55	4.9	$1.6

As of November 30, 2012, there was $0.1 million of total stock-based compensation related to nonvested stock options. That cost is expected to be recognized over an estimated weighted-average amortization period of 9 months. The weighted average grant date fair value for stock options granted in fiscal 2012, 2011, and 2010 was $3.46, $3.54, and $3.11, respectively.

The following table summarizes the range of exercise prices and weighted-average exercise prices for options outstanding as of November 30, 2012 under the Company’s stock option plans:

		Outstanding
Year Granted	Range of Exercise Prices	Stock Options Outstanding (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
2003	$7.73 – $9.29	103	$8.46	0.4
2004	$10.92	28	$10.92	1.2
2009	$4.54	154	$4.54	6.6
2010	$4.91 – $7.14	456	$6.82	5.6
2011	$6.01	100	$6.01	5.3
2012	$6.00	8	$6.00	9.2

		849

Valuation Assumptions

The fair value of stock options was estimated using a Black-Scholes Model with the following weighted average assumptions:

	Year Ended
	2012	2011	2010
Expected life (in years)	7.0	7.0	7.0
Volatility	57.47%	57.19%	55.43%
Risk-free interest rate	1.54%	2.53%	2.44%
Dividend yield	0.00%	0.00%	0.00%

The fair value of SARS was estimated using a Black-Scholes Model with the following weighted average assumptions:

	Year Ended
	2012	2011	2010
Expected life (in years)	3.7	4.4	5.1
Volatility	55.47%	62.60%	66.53%
Risk-free interest rate	0.51%	0.91%	1.56%
Dividend yield	0.00%	0.00%	0.00%

Expected Term: The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards and vesting schedules.

Expected Volatility: The fair value of stock-based payments were valued using the Black-Scholes Model with a volatility factor based on the Company’s historical stock prices. The range of expected volatility used in the Black-Scholes Model was 38% to 67% as of November 30, 2012.

Expected Dividend: The Black-Scholes Model requires a single expected dividend yield as an input. The Senior Credit Facility restricts the payment of dividends and the Company does not anticipate paying cash dividends in the foreseeable future.

Risk-Free Interest Rate: The Company bases the risk-free interest rate used in the Black-Scholes Model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term. The range of risk-free interest rates used in the Black-Scholes Model was 0.21% to 1.12% as of November 30, 2012.

Estimated Pre-vesting Forfeitures: When estimating forfeitures, the Company considers historical terminations as well as anticipated retirements.